Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Payables And Accruals [Abstract]
Accounts Payable and Accrued Liabilities

12. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2018	December 31, 2017
Trade payables	$4,479	$3,356
Accrued compensation	3,543	5,876
Accrued contingent partner payments & legal fees	2,118	5,133
Dividends	1,091	1,182
Accrued litigation costs	938	916
Customer advances	914	619
Project losses	376	463
Success fee obligation - current portion	-	47
Accrued other	4,644	2,895
	$18,103	$20,487